Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,938,970.00
Previously Paid Amount	0.00
Total Fee Amount	2,063.07
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,063.07
Narrative - Max Aggregate Offering Price	$ 14,938,970.00
Final Prospectus	true